Condensed Consolidated Statements of Operations (Unaudited) (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Amortization cost of developed technology and platform development	$ 2,241,243	$ 2,089,286	$ 6,565,600	$ 6,348,619	$ 8,550,952	$ 6,191,965